STOCKHOLDERS' EQUITY (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense		$ 3.0
Income tax benefit from compensation expense				$ 12.9	$ 15.6	$ 11.1
Compensation cost not yet recognized		$ 7.8
Period for recognition of unrecognized compensation cost		4 years
Number of shares repurchased (in shares)			$ 25.8	$ 25.8	0.0	0.0
Cash distribution made to members	$ 250.0
Additional equity-based compensation expense due to plan modification					2.4
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments for repurchase of common stock				1,772,018
Phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense		$ 21.8	35.5	$ 47.7	$ 45.9	$ 53.3
Income tax benefit from compensation expense		5.7	$ 9.6
Number of units granted during period (in shares)				1,900,000
Aggregate grant date fair value of phantom units				$ 60.2
Compensation cost not yet recognized		$ 35.4		$ 53.7
Number of units unvested remaining (in shares)		1,300,000		1,700,000
Period for recognition of unrecognized compensation cost		1 year 10 months 24 days		2 years 6 months
Fair value of vested units during period				$ 31.5
Phantom units | Incentive units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units received upon vesting (in shares)					1
Phantom units | Investor incentive units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units received upon vesting (in shares)		1			1
Phantom units, newly issued
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)				1,500,000
Phantom units, previously issued
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)				400,000
Performance-based phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)				100,000
Time-based phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)				1,400,000